Options and Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Recorded expense	$ 258,613	$ 168,128	$ 856,848	$ 798,227	$ 887,173	$ 2,046,074
Number of common shares reserved for future issuance					966,771
Number of common stock issued			37,475,620		11,013,170
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Value of shares issued			$ 2,936,792		$ 3,544,448
Aggregate cash fee to placement agents					$ 62,144
Weighted-average grant date fair value (in dollars per share)					$ 0.25
Expected term of options outstanding					6 years 10 months 6 days
Expected term of options exercisable					6 years 9 months 7 days
Warrants and options exercised						$ 3,072,170
Options and Warrants [Member]
Modified estimated fair values					102,426
Recorded expense					515,436	$ 1,384,929
Employee Stock Option [Member]
Estimated unearned stock-based compensation					$ 42,021
Warrant [Member]
Number of common stock issued					999,667
Number of warrant exercised					1,000,000	6,268,628
Common stock, par value (in dollars per share)						$ 0.0001
Warrant exercise price (in dollars per share)						$ 0.50
Value of shares issued						$ 3,134,314